INTANGIBLE ASSET (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, gross carrying amount	$ 57,143	$ 57,143
Intangible assets, accumulated amortization	(7,807)	(11,696)
Intangible assets, net carrying amount	41,841	49,029	$ 0
Foreign Currency Translation Adjustment [Member]
Intangible assets, gross carrying amount	0	0
Intangible assets, accumulated amortization	0	0
Intangible assets, net carrying amount	(7,495)	3,582
Software developments [Member]
Intangible assets, gross carrying amount	57,143	57,143
Intangible assets, accumulated amortization	(7,807)	(11,696)
Intangible assets, net carrying amount	$ 49,336	$ 45,447
Intangible assets, weighted average useful lives	5 years	5 years